Assets held for sale and discontinued operations - Summary of Statement of Comprehensive Income for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations	£ 0	£ 76	£ 74
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income	8	1	21
Tax on items that may be reclassified subsequently to profit or loss	21	(40)	(66)
Total items from continuing operations that may be reclassified subsequently to profit or loss	(327)	(225)	(114)
Other comprehensive loss	(217)	(330)	(300)
Total comprehensive income for the year	£ 3,026	2,575	1,991
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Profit after tax from discontinued operations		76	74
Items from discontinued operations that may be reclassified subsequently to profit or loss:
Net (losses)/gains on investments in debt instruments measured at fair value through other comprehensive income		(13)	13
Tax on items that may be reclassified subsequently to profit or loss		3	(3)
Total items from continuing operations that may be reclassified subsequently to profit or loss		(10)	10
Other comprehensive loss		(10)	10
Total comprehensive income for the year		£ 66	£ 84